PHOENIX CAPITAL GROWTH FUND
                         A SERIES OF PHOENIX SERIES FUND
                    Supplement dated October 31, 2005 to the
           Prospectus dated April 19, 2005, as supplemented April 27,
                             2005 and June 17, 2005

                            PHOENIX NIFTY FIFTY FUND
                          PHOENIX SMALL-CAP GROWTH FUND
                     EACH A SERIES OF PHOENIX-ENGEMANN FUNDS
               Supplement dated October 31, 2005 to the Prospectus
                dated May 1, 2005, as supplemented June 17, 2005

IMPORTANT NOTICE TO INVESTORS OF PHOENIX CAPITAL GROWTH FUND (the "Capital Growth Fund"), PHOENIX NIFTY FIFTY FUND (the "Nifty Fifty Fund") and PHOENIX SMALL-CAP GROWTH FUND (the "Small-Cap Growth Fund").

The current prospectuses for the above-referenced funds are hereby supplemented as follows:

CAPITAL GROWTH FUND

On page 21 of the above-referenced prospectus, in the disclosure "Portfolio Management" under the "Management of the Funds" heading, is hereby replaced in its entirety with the following:

    GRETCHEN LASH, CFA. Ms. Lash oversees the research and portfolio management function at Engemann; she has been Chief Executive Officer, President and Chief Investment Officer since 2003. Ms. Lash joined Engemann in 2001 as Chief Investment Officer, and also served as Portfolio Manager from 2001 to April 2005. Prior to joining Engemann, Ms. Lash was a Principal and Portfolio Manager for William Blair & Co. from 1997 to 2001. She was a panelist on CNBC's former television program, Louis Rukeyser's Wall Street, and is a continuing contributor to Louis Rukeyser's Mutual Funds newsletter.

    The following individuals are the members of the team of equity investment professionals primarily responsible for the day-to-day management of the fund.

    DAVID P. GARZA, CFA, CPA. Mr. Garza has served as a co-portfolio manager of the fund since 2002. He also serves as a co-portfolio manager for the Phoenix Nifty Fifty Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Senior Vice President and Portfolio Manager of Engemann and has been with Engemann since 2002. Prior to joining Engemann, Mr. Garza was President and Portfolio Manager at Galileo Capital Management from 2001 to 2002, and was a Portfolio Manager at Roxbury Capital Management from 1994 to 2001.

    MICHAEL T. MANNS, CFA. Mr. Manns has served as a co-portfolio manager of the fund since 2004. He also serves as a co-portfolio manager for the Phoenix Nifty Fifty Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Senior Vice President and Senior Portfolio Manager for Engemann and has been with Engemann since 2004. Prior to joining Engemann, Mr. Manns was a Senior Vice President and Senior Portfolio Manager, from 1994 to 2004, with American Express Financial Advisors Inc.

    SCOTT SWANSON, CFA. Mr. Swanson has served as a co-portfolio manager of the fund since 2000. He also serves as a co-portfolio manager for the Phoenix All-Cap Growth Fund, the Phoenix Nifty Fifty Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Vice President and Portfolio Manager of Engemann and has been with Engemann since 1991.

Additionally, be advised that the fund has changed its style benchmark to the Russell 1000(R) Growth Index, from the S&P 500/Barra Growth Index. The Russell 1000 Growth Index more closely reflects the market sectors in which the fund invests. The fund's broad-based (primary) benchmark remains the S&P 500(R) Index.

NIFTY FIFTY FUND

On page 21 of the above-referenced prospectus, in the disclosure "Portfolio Management" under the "Management of the Funds" heading, is hereby replaced in its entirety with the following:

    GRETCHEN LASH, CFA. Ms. Lash oversees the research and portfolio management function at Engemann; she has been Chief Executive Officer, President and Chief Investment Officer since 2003. Ms. Lash joined Engemann in 2001 as Chief Investment Officer, and also served as Portfolio Manager from 2001 to April 2005. Prior to joining Engemann, Ms. Lash was a Principal and Portfolio Manager for William Blair & Co. from 1997 to 2001. She was a panelist on CNBC's former television program, Louis Rukeyser's Wall Street, and is a continuing contributor to Louis Rukeyser's Mutual Funds newsletter.

    The following individuals are the members of the team of equity investment professionals responsible for the day-to-day management of the fund.

    DAVID P. GARZA, CFA, CPA. Mr. Garza has served as a co-portfolio manager of the fund since 2002. He also serves as a co-portfolio manager for the Phoenix Capital Growth Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Senior Vice President and Portfolio Manager of Engemann and has been with Engemann since 2002. Prior to joining Engemann, Mr. Garza was President and Portfolio Manager at Galileo Capital Management from 2001 to 2002, and was a Portfolio Manager at Roxbury Capital Management from 1994 to 2001.

    MICHAEL T. MANNS, CFA. Mr. Manns has served as a co-portfolio manager of the fund since 2004. He also serves as a co-portfolio manager for the Phoenix Capital Growth Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Senior Vice President and Senior Portfolio Manager for Engemann and has been with Engemann since 2004. Prior to joining Engemann, Mr. Manns was a Senior Vice President and Senior Portfolio Manager, from 1994 to 2004, with American Express Financial Advisors Inc.

    SCOTT SWANSON, CFA. Mr. Swanson has served as a co-portfolio manager of the fund since 2000. He also serves as a co-portfolio manager for the Phoenix All-Cap Growth Fund, the Phoenix Capital Growth Fund and the Phoenix Edge Series Fund - Capital Growth Series. He is a Vice President and Portfolio Manager of Engemann and has been with Engemann since 1991.

SMALL-CAP GROWTH FUND

On page 27 of the above-referenced prospectus, the second paragraph in the disclosure "Portfolio Management" under the "Management of the Funds" heading, is hereby replaced with the following:

    Lou Holtz and Yossi Lipsker serve as co-portfolio managers, and as such, are jointly and primarily responsible for the day-to-day management of the fund.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4360/PM Chg (10/05)